UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPC

Nuveen Preferred Income Opportunities Fund
Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 139.1% (99.0% of Total Investments)

	COMMON STOCKS – 6.8% (4.9% of Total Investments)

	Air Freight & Logistics – 0.5%

49,900	United Parcel Service, Inc., Class B	$5,140,698

	Automobiles – 0.3%

225,200	Ford Motor Company, (3)	3,335,212

	Biotechnology – 0.9%

82,700	Gilead Sciences, Inc.	8,942,351

	Capital Markets – 0.8%

220,435	Ares Capital Corporation	3,357,225
281,468	Hercules Technology Growth Capital, Inc., (2)	3,141,183
97,832	TPG Specialty Lending, Inc.	1,663,144
	Total Capital Markets	8,161,552

	Industrial Conglomerates – 0.3%

127,400	Philips Electronics	3,432,156

	Insurance – 0.4%

105,800	Unum Group	3,665,970

	Media – 0.3%

134,255	National CineMedia, Inc., (3)	1,906,421
28,835	Viacom Inc., Class B, (3)	1,421,854
	Total Media	3,328,275

	Oil, Gas & Consumable Fuels – 0.3%

31,900	Phillips 66, (3)	2,840,695

	Pharmaceuticals – 1.1%

161,200	AstraZeneca PLC, Sponsored ADR, (2)	5,140,668
129,400	GlaxoSmithKline PLC, Sponsored ADR, (3)	5,571,964
	Total Pharmaceuticals	10,712,632

	Real Estate Investment Trust – 0.7%

222,800	National Storage Affiliates Trust	3,350,912
269,562	New Residential Investment	3,269,787
	Total Real Estate Investment Trust	6,620,699

	Software – 0.2%

64,800	Oracle Corporation	2,516,832

	Technology Hardware, Storage & Peripherals – 0.5%

98,500	NetApp, Inc., (3)	3,349,000
43,800	Seagate Technology, (3)	1,667,028
	Total Technology Hardware, Storage & Peripherals	5,016,028

	Tobacco – 0.5%

187,015	Vector Group Ltd.	4,535,114
	Total Common Stocks (cost $68,390,211)	68,248,214

Nuveen Investments	1

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED SECURITIES – 62.8% (44.7% of Total Investments)

	Banks – 11.1%

15,202	Boston Private Financial Holdings Inc.	6.950%	N/R	$384,763
148,007	Citigroup Inc.	8.125%	BB+	4,216,719
445,498	Citigroup Inc.	7.125%	BB+	12,282,380
53,769	Citigroup Inc.	6.875%	BB+	1,480,798
200,575	City National Corporation	6.750%	Baa2	5,826,704
288,251	Countrywide Capital Trust III	7.000%	BBB–	7,402,286
131,060	Cowen Group, Inc.	8.250%	N/R	3,442,946
152,203	Fifth Third Bancorp.	6.625%	Baa3	4,246,464
117,760	First Naigara Finance Group	8.625%	BB–	3,243,110
123,900	FNB Corporation	7.250%	Ba2	3,617,880
138,932	HSBC Holdings PLC	8.000%	Baa1	3,612,232
46,421	PNC Financial Services	6.125%	Baa2	1,292,825
260,212	Private Bancorp Incorporated	7.125%	N/R	7,067,358
304,458	RBS Capital Trust	6.080%	BB–	7,581,004
79,430	Regions Financial Corporation	6.375%	BB	2,065,180
444,575	Regions Financial Corporation	6.375%	BB	11,772,346
133,300	TCF Financial Corporation	7.500%	BB–	3,599,100
109,600	Texas Capital Bancshares Inc.	6.500%	Ba2	2,802,472
149,800	U.S. Bancorp.	6.500%	A3	4,341,204
216,373	Webster Financial Corporation	6.400%	Baa3	5,517,512
170,400	Wells Fargo & Company	6.625%	BBB	4,795,056
187,983	Zions Bancorporation	7.900%	BB–	4,990,949
196,000	Zions Bancorporation	6.300%	BB–	5,121,480
	Total Banks			110,702,768

	Capital Markets – 8.2%

130,200	Apollo Investment Corporation	6.875%	BBB	3,308,382
112,775	Apollo Investment Corporation	6.625%	BBB	2,852,080
187,440	Capitala Finance Corporation	7.125%	N/R	4,764,725
133,500	Charles Schwab Corporation	6.000%	BBB	3,458,985
150,400	Fifth Street Finance Corporation	6.125%	BBB–	3,741,952
60,700	Gladstone Capital Corporation	6.750%	N/R	1,556,348
43,604	Gladstone Investment Corporation	7.125%	N/R	1,105,797
89,100	Goldman Sachs Group, Inc.	5.500%	Ba1	2,217,699
121,700	Hercules Technology Growth Capital Incorporated	7.000%	N/R	3,088,746
56,207	Hercules Technology Growth Capital Incorporated	7.000%	N/R	1,420,913
163,458	Hercules Technology Growth Capital Incorporated	6.250%	N/R	4,101,161
37,355	JMP Group Inc.	7.250%	N/R	940,599
284,951	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	6,778,984
726,400	Morgan Stanley	7.125%	Ba1	20,230,240
239,900	Morgan Stanley	6.875%	Ba1	6,489,295
142,869	MVC Capital Incorporated	7.250%	N/R	3,500,291
261,622	Solar Capital Limited	6.750%	BBB–	6,399,274
72,375	THL Credit Inc.	6.750%	N/R	1,831,088
160,678	Triangle Capital Corporation	6.375%	N/R	4,041,052
	Total Capital Markets			81,827,611

	Consumer Finance – 1.3%

48,000	Capital One Financial Corporation	6.700%	Baa3	1,306,080
272,000	Discover Financial Services	6.500%	BB–	7,259,680
90,659	SLM Corporation, Series A	6.970%	B1	3,952,732
	Total Consumer Finance			12,518,492

	Diversified Financial Services – 2.4%

70,791	KCAP Financial Inc.	7.375%	N/R	1,787,473
30,291	KKR Financial Holdings LLC	7.500%	A–	807,861
325,399	KKR Financial Holdings LLC	7.375%	BBB	8,613,312
157,732	Main Street Capital Corporation	6.125%	N/R	4,033,207
106,415	Oxford Lane Capital Corporation	8.125%	N/R	2,696,556
108,131	Oxford Lane Capital Corporation	7.500%	N/R	2,592,981
125,300	PennantPark Investment Corporation	6.250%	BBB–	3,148,789
	Total Diversified Financial Services			23,680,179

2	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (4)	Value

	Diversified Telecommunication Services – 1.0%

128,265	Qwest Corporation	7.000%	BBB–	$3,350,282
137,015	Qwest Corporation	6.875%	BBB–	3,534,987
70,600	Qwest Corporation	6.625%	Baa3	1,771,354
57,500	Verizon Communications Inc.	5.900%	A–	1,529,500
	Total Diversified Telecommunication Services			10,186,123

	Electric Utilities – 0.3%

136,900	Entergy Arkansas Inc., (5)	6.450%	BB+	3,439,613

	Food Products – 3.2%

249,300	CHS Inc.	7.875%	N/R	7,159,896
410,600	CHS Inc.	7.100%	N/R	11,365,408
444,804	CHS Inc.	6.750%	N/R	11,991,916
19,500	Dairy Farmers of America Inc., 144A, (5)	7.785%	Baa3	1,982,298
	Total Food Products			32,499,518

	Insurance – 11.1%

54,045	Aegon N.V	8.000%	Baa1	1,495,966
451,930	Arch Capital Group Limited	6.750%	BBB+	12,138,840
302,283	Argo Group US Inc.	6.500%	BBB–	7,705,194
55,200	Aspen Insurance Holdings Limited	7.401%	BBB–	1,409,808
56,086	Aspen Insurance Holdings Limited	7.250%	BBB–	1,495,253
393,800	Aspen Insurance Holdings Limited	5.950%	BBB–	10,037,962
412,734	Axis Capital Holdings Limited	6.875%	BBB	11,160,327
56,900	Delphi Financial Group, Inc., (5)	7.376%	BB+	1,401,163
223,900	Endurance Specialty Holdings Limited	7.500%	BBB–	5,832,595
42,470	Hanover Insurance Group	6.350%	BB+	1,080,437
138,124	Hartford Financial Services Group Inc.	7.875%	BBB–	4,254,219
484,200	Kemper Corporation	7.375%	Ba1	13,383,288
298,139	Maiden Holdings Limited	8.250%	BB	7,912,609
233,932	Maiden Holdings Limited	8.000%	BBB–	6,082,232
291,133	Maiden Holdings Limited	7.750%	BBB–	7,895,527
55,841	National General Holding Company	7.625%	N/R	1,367,546
76,400	National General Holding Company	7.500%	N/R	1,929,864
199,150	National General Holding Company	7.500%	N/R	5,056,419
319,672	Reinsurance Group of America Inc.	6.200%	BBB	9,264,095
	Total Insurance			110,903,344

	Oil, Gas & Consumable Fuels – 1.2%

308,741	Nustar Logistics Limited Partnership	7.625%	Ba2	7,909,944
93,775	Scorpio Tankers Inc.	7.500%	N/R	2,367,819
76,005	Scorpio Tankers Inc.	6.750%	N/R	1,734,434
	Total Oil, Gas & Consumable Fuels			12,012,197

	Real Estate Investment Trust – 13.1%

166,084	AG Mortgage Investment Trust	8.000%	N/R	3,926,226
24,296	Apartment Investment & Management Company	7.000%	BB	620,763
57,165	Apartment Investment & Management Company	6.875%	BB	1,492,007
149,500	Apollo Commercial Real Estate Finance	8.625%	N/R	3,898,960
188,528	Apollo Residential Mortgage Inc.	8.000%	N/R	4,364,423
141,555	Arbor Realty Trust Incorporated	7.375%	N/R	3,538,875
133,192	Ashford Hospitality Trust Inc.	9.000%	N/R	3,397,728
37,399	Ashford Hospitality Trust Inc.	8.450%	N/R	943,577
139,015	Capstead Mortgage Corporation	7.500%	N/R	3,386,405
186,579	Cedar Shopping Centers Inc., Series A	7.250%	N/R	4,662,609
208,314	Chesapeake Lodging Trust	7.750%	N/R	5,622,395
124,150	Colony Financial Inc.	7.125%	N/R	2,811,998
23,967	Colony Financial Inc.	8.500%	N/R	634,646
102,520	Colony Financial Inc.	7.500%	N/R	2,477,908
50,000	Coresite Realty Corporation	7.250%	N/R	1,300,000
270,925	DDR Corporation	6.500%	Baa3	7,076,561
180,964	Digital Realty Trust Inc.	7.375%	Baa3	4,967,462

Nuveen Investments	3

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (4)	Value

	Real Estate Investment Trust (continued)

34,270	Digital Realty Trust Inc.	7.000%		Baa3	$886,565
214,845	Dupont Fabros Technology	7.875%		Ba2	5,411,946
245,332	First Potomac Realty Trust	7.750%		N/R	6,300,126
70,136	Hospitality Properties Trust	7.125%		Baa3	1,848,084
175,177	Inland Real Estate Corporation	8.125%		N/R	4,477,524
22,200	Inland Real Estate Corporation	6.950%		N/R	559,440
82,940	Invesco Mortgage Capital Inc.	7.750%		N/R	1,924,208
123,064	Invesco Mortgage Capital Inc.	7.750%		N/R	2,847,701
19,850	Kite Realty Group Trust	8.250%		N/R	506,175
177,649	MFA Financial Inc.	8.000%		N/R	4,538,932
182,859	Northstar Realty Finance Corporation	8.875%		N/R	4,459,931
51,926	Northstar Realty Finance Corporation	8.750%		N/R	1,248,820
167,106	Northstar Realty Finance Corporation	8.250%		N/R	3,947,044
72,400	Penn Real Estate Investment Trust	7.375%		N/R	1,849,096
200,000	Penn Real Estate Investment Trust	8.250%		N/R	5,148,000
137,718	Rait Financial Trust	7.625%		N/R	2,959,560
85,253	Rait Financial Trust	7.125%		N/R	1,948,884
149,039	Regency Centers Corporation	6.625%		Baa2	3,872,033
101,487	Resource Capital Corporation	8.625%		N/R	1,873,450
227,593	Senior Housing Properties Trust	5.625%		BBB–	5,619,271
7,474	Summit Hotel Properties Inc.	7.875%		N/R	196,193
149,300	Urstadt Biddle Properties	7.125%		N/R	3,945,999
269,495	VEREIT, Inc.	6.700%		N/R	6,686,171
107,000	Wells Fargo REIT	6.375%		BBB+	2,822,659
	Total Real Estate Investment Trust				131,000,355

	Real Estate Management & Development – 0.3%

110,000	Kennedy-Wilson Inc.	7.750%		BB–	2,875,400

	Specialty Retail – 1.0%

260,674	TravelCenters of America LLC	8.000%		N/R	6,696,714
125,000	TravelCenters of America LLC	8.000%		N/R	3,142,499
	Total Specialty Retail				9,839,213

	Thrifts & Mortgage Finance – 0.1%

52,102	Everbank Financial Corporation	6.750%		N/R	1,330,164

	U.S. Agency – 7.5%

128,500	AgriBank FCB, (5)	6.875%		BBB+	13,444,313
48,055	Cobank Agricultural Credit Bank, (5)	6.200%		BBB+	4,933,149
38,725	Cobank Agricultural Credit Bank, (5)	6.125%		BBB+	3,530,028
172,975	Cobank Agricultural Credit Bank, 144A, (5)	6.250%		BBB+	17,892,101
260,300	Farm Credit Bank of Texas, 144A, (5)	6.750%		Baa1	27,372,182
160,700	Federal Agricultural Mortgage Corporation	6.875%		N/R	4,314,794
143,400	Federal Agricultural Mortgage Corporation	6.000%		N/R	3,692,549
	Total U.S. Agency				75,179,116

	Wireless Telecommunication Services – 1.0%

393,596	United States Cellular Corporation	7.250%		Ba1	10,083,930
	Total $25 Par (or similar) Retail Preferred (cost $603,231,868)				628,078,023

Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.1% (0.7% of Total Investments)

	Diversified Financial Services – 0.4%

2,825	Wells Fargo & Company	7.500%	N/A (6)	BBB	$3,347,625

	Diversified Telecommunication Services – 0.7%

74,100	Frontier Communications Corporation	11.125%	6/29/18	N/R	7,345,533
	Total Convertible Preferred Securities (cost $10,781,515)				10,693,158

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 9.1% (6.5% of Total Investments)

	Banks – 3.4%

$6,000	Bank of America Corporation	6.250%	3/05/65	BB+	$6,084,300
5,020	Citigroup Inc.	5.950%	12/31/49	BB+	4,844,300
8,080	Citigroup Inc.	5.875%	12/29/49	BB+	7,997,261
3,950	Credit Agricole, S.A, 144A	6.625%	12/23/64	BB+	3,890,750
3,425	ING Groep N.V	6.500%	10/16/65	Ba1	3,294,422
4,460	JPMorgan Chase & Company	5.300%	11/01/65	BBB–	4,473,380
3,550	Standard Chartered PLC, 144A	6.500%	10/02/65	BBB–	3,503,296
34,485	Total Banks				34,087,709

	Beverages – 0.5%

1,100	Cott Beverages Inc.	6.750%	1/01/20	B–	1,166,000
3,450	Cott Beverages Inc.	5.375%	7/01/22	B–	3,432,750
4,550	Total Beverages				4,598,750

	Biotechnology – 0.3%

3,500	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	3,263,750

	Capital Markets – 1.1%

2,200	BGC Partners Inc.	5.375%	12/09/19	BBB–	2,298,010
9,320	Goldman Sachs Group Inc.	5.375%	11/10/65	Ba1	9,226,800
11,520	Total Capital Markets				11,524,810

	Commercial Services & Supplies – 0.5%

3,320	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	3,390,550
1,255	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	1,176,563
4,575	Total Commercial Services & Supplies				4,567,113

	Diversified Consumer Services – 0.2%

1,885	Gibson Brands Inc., 144A	8.875%	8/01/18	B–	1,654,088

	Diversified Telecommunication Services – 0.6%

4,125	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	4,323,495
1,675	Frontier Communications Corporation	7.625%	4/15/24	BB	1,499,125
5,800	Total Diversified Telecommunication Services				5,822,620

	Food Products – 0.1%

1,010	Land O’ Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	1,070,600

	Health Care Providers & Services – 0.3%

3,040	Kindred Healthcare Inc.	6.375%	4/15/22	B2	2,872,800

	Insurance – 0.2%

1,835	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	2,251,099

	Marine – 0.5%

6,050	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	4,673,625

	Media – 0.3%

1,925	Altice S.A, 144A	7.625%	2/15/25	B	1,770,038
1,470	Dish DBS Corporation	5.875%	11/15/24	BB–	1,406,055
3,395	Total Media				3,176,093

	Real Estate Investment Trust – 0.5%

3,525	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	3,258,863
1,640	Select Income REIT	4.500%	2/01/25	Baa2	1,565,099
5,165	Total Real Estate Investment Trust				4,823,962

Nuveen Investments	5

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Real Estate Management & Development – 0.5%

$4,100	Forestar USA Real Estate Group Inc., 144A, (2)	8.500%	6/01/22	B+	$4,161,499
850	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	842,562
4,950	Total Real Estate Management & Development				5,004,061

	Specialty Retail – 0.1%

1,300	L Brands, Inc., 144A	6.875%	11/01/35	BB+	1,352,000
$93,060	Total Corporate Bonds (cost $92,829,716)				90,743,080

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMIALR) INSTITUTIONAL PREFERRED – 59.3% (42.2% of Total Investments)

	Banks – 26.1%

885	Bank of America Corporation	8.125%	N/A (6)	BB+	$921,586
18,795	Bank of America Corporation, (3)	6.500%	N/A (6)	BB+	19,640,963
4,200	Bank of America Corporation	6.100%	N/A (6)	BB+	4,247,250
6,265	Bank of America Corporation	8.000%	N/A (6)	BB+	6,531,889
3,575	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	4,694,440
12,260	Barclays PLC	8.250%	N/A (6)	BB+	13,053,283
1,050	Citigroup Inc.	5.950%	N/A (6)	BB+	1,047,943
1,000	Citigroup Inc.	8.400%	N/A (6)	BB+	1,115,000
11,333	Citigroup Inc., (3)	5.800%	N/A (6)	BB+	11,262,169
7,214	Citizens Financial Group Inc., 144A	5.500%	N/A (6)	BB+	7,087,755
3,960	Commerzbank AG, 144A	8.125%	9/19/23	BBB–	4,585,363
1,025	Credit Agricole SA, 144A	7.875%	N/A (6)	BB+	1,051,776
6,635	General Electric Capital Corporation, (3)	6.250%	N/A (6)	Baa1	7,395,371
27,455	General Electric Capital Corporation, (3)	7.125%	N/A (6)	Baa1	32,259,620
1,000	HSBC Bank PLC	0.688%	9/20/17	A3	580,000
500	HSBC Bank PLC	0.600%	N/A (6)	A3	295,500
4,204	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	Baa1	6,348,040
3,745	HSBC Holdings PLC	6.375%	N/A (6)	BBB	3,709,460
2,250	HSBC Holdings PLC	6.375%	N/A (6)	BBB	2,221,875
3,715	Intesa Sanpaolo SpA, 144A	7.700%	N/A (6)	Ba3	3,756,794
17,810	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	19,323,850
125	JPMorgan Chase & Company	6.100%	N/A (6)	BBB–	127,500
10,399	JPMorgan Chase & Company	7.900%	N/A (6)	BBB–	10,804,561
17,970	Lloyd’s Banking Group PLC	7.500%	N/A (6)	BB+	19,093,125
1,960	M&T Bank Corporation	6.450%	N/A (6)	Baa2	2,092,912
4,000	Nordea Bank AB, 144A	6.125%	N/A (6)	BBB	3,950,000
8,445	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	9,101,261
4,883	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB	6,079,335
3,280	Royal Bank of Scotland Group PLC	7.500%	N/A (6)	BB–	3,394,800
13,906	Societe Generale, 144A	7.875%	N/A (6)	BB+	13,949,526
4,995	SunTrust Bank Inc.	5.625%	N/A (6)	Baa3	5,038,706
13,691	Wells Fargo & Company, (3)	7.980%	N/A (6)	BBB	14,580,915
13,250	Wells Fargo & Company	5.875%	N/A (6)	BBB	14,014,525
6,765	Zions Bancorporation	7.200%	N/A (6)	BB–	7,289,288
	Total Banks				260,646,381

	Capital Markets – 3.5%

3,270	Bank of New York Mellon Corporation	4.950%	N/A (6)	Baa1	3,270,000
16,945	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB+	17,888,667
700	Deutsche Bank AG	7.500%	N/A (6)	BB+	666,750
5,880	Morgan Stanley	5.550%	N/A (6)	Ba1	5,872,650
1,975	State Street Corporation	5.250%	N/A (6)	Baa1	1,982,110
5,375	UBS Group AG, Reg S	7.125%	N/A (6)	BB+	5,603,653
	Total Capital Markets				35,283,830

6	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Consumer Finance – 2.7%

6,050	Ally Financial Inc., 144A	7.000%	N/A (6)	B	$6,165,896
5,271	American Express Company	5.200%	N/A (6)	Baa2	5,271,000
1,900	American Express Company	4.900%	N/A (6)	Baa2	1,843,000
14,180	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	14,206,588
	Total Consumer Finance				27,486,484

	Diversified Financial Services – 5.5%

16,400	Agstar Financial Services Inc., 144A	6.750%	N/A (6)	BB	17,430,125
2,040	Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (6)	B2	1,848,240
4,065	BNP Paribas, 144A	7.375%	N/A (6)	BBB–	4,207,275
5,670	BNP Paribas, 144A	7.195%	N/A (6)	BBB	6,492,150
4,250	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (6)	A+	4,271,250
15,183	Rabobank Nederland, 144A	11.000%	N/A (6)	Baa2	18,883,856
1,530	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,549,125
	Total Diversified Financial Services				54,682,021

	Food Products – 2.3%

21,870	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	22,526,097

	Insurance – 16.9%

2,650	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (6)	N/R	2,883,648
7,365	Aviva PLC, Reg S	8.250%	N/A (6)	BBB	8,048,693
905	AXA SA	8.600%	12/15/30	A3	1,239,289
7,814	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	6,700,505
2,460	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (6)	A	2,758,275
2,300	CNP Assurances, Reg S	7.500%	N/A (6)	BBB+	2,518,348
29,045	Financial Security Assurance Holdings, 144A, (2)	6.400%	12/15/66	BBB+	21,202,847
1,755	Friends Life Group PLC, Reg S	7.875%	N/A (6)	A–	1,958,240
670	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BBB–	579,550
2,108	La Mondiale SAM, Reg S	7.625%	N/A (6)	BBB	2,284,545
6,590	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	7,726,775
9,335	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	11,575,400
5,285	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	7,347,207
3,425	MetLife Inc.	5.250%	N/A (6)	BBB	3,457,110
13,770	National Financial Services Inc.	6.750%	5/15/37	Baa2	14,114,251
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,274,489
6,855	Provident Financing Trust I	7.405%	3/15/38	Baa3	7,750,470
3,315	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,513,901
13,335	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	14,768,514
2,340	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,421,901
15,550	Sirius International Group Limited, 144A	7.506%	N/A (6)	BBB–	15,705,501
5,644	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	5,724,427
20,553	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	21,015,440
2,600	ZFS FINANCE USA TRUST II 144A	6.450%	12/15/65	A	2,637,701
	Total Insurance				169,207,027

	Machinery – 0.1%

1,020	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,078,650

	Metals & Mining – 0.5%

4,910	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	5,026,613

	Real Estate Investment Trust – 1.5%

11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (6)	Ba1	14,865,350

	U.S. Agency – 0.2%

1,700	Farm Credit Bank of Texas, 144A	10.000%	N/A (6)	Baa1	2,142,000
	Total $1,000 Par (or similar) Institutional Preferred (cost $568,836,887)				592,944,453
	Total Long-Term Investments (cost $1,344,070,197)				1,390,706,928

Nuveen Investments	7

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4% (1.0% of Total Investments)

	REPURCHASE AGREEMENTS – 1.4% (1.0% of Total Investments)

$4,814	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $4,813,885, collateralized by $4,955,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $4,911,644	0.000%	11/02/15	$4,813,885
8,789	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $8,789,476, collateralized by $9,035,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $8,967,238	0.000%	11/02/15	8,789,476
$13,603	Total Short-Term Investments (cost $13,603,361)			13,603,361
	Total Investments (cost $1,357,673,558) – 140.5%			1,404,310,289
	Borrowings – (40.4)% (7), (8)			(404,100,000)
	Other Assets Less Liabilities – (0.1)% (9)			(403,845)
	Net Assets Applicable to Common Shares – 100%			$999,806,444

Investments in Derivatives as of October 31, 2015

Call Options Written outstanding:

Number of Contracts	Description	Type	Notional Amount (10)	Expiration Date	Strike Price	Value
(2,252)	Ford Motor Company	Exchange-Traded	$(3,152,800)	11/20/15	$14.0	$(216,192)
(406)	GlaxoSmithKline PLC	Exchange-Traded	(1,786,400)	11/20/15	44.0	(14,210)
(18)	National CineMedia, Inc.	Exchange-Traded	(31,500)	12/18/15	17.5	(225)
(985)	NetApp, Inc.	Exchange-Traded	(3,250,500)	12/18/15	33.0	(208,328)
(208)	Phillips 66	Exchange-Traded	(1,768,000)	11/20/15	85.0	(101,920)
(438)	Seagate Technology	Exchange-Traded	(2,058,600)	12/18/15	47.0	(4,380)
(288)	Viacom Inc.	Exchange-Traded	(1,440,000)	12/18/15	50.0	(56,880)
(4,595)	Total Call Options (premiums received $389,383)		$(13,487,800)			$(602,135)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$114,296,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(2,306,938)
JPMorgan	114,296,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(3,599,986)
	$228,592,000							$(5,906,924)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$68,248,214	$—	$—	$68,248,214
$25 Par (or similar) Retail Preferred	554,083,176	73,994,847	—	628,078,023
Convertible Preferred Securities	10,693,158	—	—	10,693,158
Corporate Bonds	—	90,743,080	—	90,743,080
$1,000 Par (or similar) Institutional Preferred	—	592,944,453	—	592,944,453

Short-Term Investments:
Repurchase Agreements	—	13,603,361	—	13,603,361

Investments in Derivatives:
Options Written	(602,135)	—	—	(602,135)
Interest Rate Swaps*	—	(5,906,924)	—	(5,906,924)
Total	$632,422,413	$765,378,817	$—	$1,397,801,230
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments (excluding investments in derivatives) was $1,359,237,376.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$59,569,285
Depreciation	(14,496,372)
Net unrealized appreciation (depreciation) of investments	$45,072,913

Nuveen Investments	9

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or a portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $28,839,760.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Perpetual security. Maturity date is not applicable.

(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $870,833,523 have been pledged as collateral for borrowings.

(8)	Borrowings as a percentage of Total Investments is 28.8%.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

10	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015